INCOME TAXES - EFFECTIVE TAX RATE RECONCILIATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Income before taxes (including all realized capital gains / (losses))	$ (85.7)
Dividends-received deduction	(3.7)
Interest maintenance reserve	(0.8)
IRS audit adjustment	1.9
Deferred gain on reinsurance	(19.8)
Incurred tax items in surplus	(40.3)
Other, provision to return	(2.0)
Total	(150.4)
21% Tax Effect
Income before taxes (including all realized capital gains / (losses))	(18.0)
Dividends-received deduction	(0.8)
Interest maintenance reserve	(0.2)
IRS audit adjustment	0.4
Deferred gain on reinsurance	(4.1)
Incurred tax items in surplus	(8.5)
Other, provision to return	(0.7)
Total	(31.9)
Federal income taxed incurred	0.4
Change in net deferred income tax	$ (32.3)
Effective Tax Rate
Income before taxes (including all realized capital gains / (losses))	21.00%
Dividends-received deduction	0.91%
Interest maintenance reserve	0.20%
IRS audit adjustment	(0.47%)
Deferred gain on reinsurance	4.85%
Incurred tax items in surplus	9.88%
Other, provision to return	0.81%
Total	37.18%
Federal income taxed incurred	(0.47%)
Change in net deferred income tax	37.65%